Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES:
NET (LOSS) INCOME	$ (3,981,196)	$ (1,452,759)	$ (13,852,249)	$ 801,352
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Provision for doubtful accounts		(86,314)	112,898	183,333
Depreciation and amortization	$ 85,013	$ 3,888	56,435	11,284
Loss on disposal of assets	289,638
Amortization of deferred debt discount	317,702		156,250	$ 102,500
Amortization of deferred financing costs	34,917		$ (17,458)
Induced conversion expense				$ (299,577)
Write down of loan receivable to realizable value			$ 50,000
Write down of obsolete and slow moving inventory	70,657		1,834,619
Stock-based compensation	$ 364,576	$ 610,414	1,766,579	$ 135,239
Deferred income tax benefit		$ (754,249)	$ (4,800,332)	236,709
Change in fair value of derivative expense	$ 37,965
Utilization of net operating loss carryforward				(346,783)
Changes in operating assets and liabilities:
Due from merchant credit card processors	(35,083)	$ 85,694	$ 94,006	838,002
Accounts receivable	117,115	22,443	1,450,231	(1,250,034)
Prepaid expenses and vendor deposits	164,917	(40,945)	536,937	(735,180)
Inventories	423,635	(924,169)	(561,604)	(1,651,891)
Other assets	(771)	(25,000)	(26,076)	(53,284)
Accounts payable	(140,092)	293,700	796,627	(2,085,087)
Accrued expenses	191,384	131,280	554,749	70,212
Customer deposits	$ (89,882)	(27,396)	(41,640)	(295,429)
Income taxes		(1,701)	(2,715)	53,622
NET CASH USED IN OPERATING ACTIVITIES	$ (2,149,505)	$ (2,165,114)	(6,290,997)	$ (4,120,152)
INVESTING ACTIVITIES:
Cash received in connection with the Merger	136,468
Loan receivable	467,095		(517,095)
Purchases of property and equipment	(67,492)	$ (4,795)	(560,410)	$ (14,779)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES:	536,071	(4,795)	(1,077,505)	(14,779)
FINANCING ACTIVITIES
Proceeds from private placement of common stock and warrants, net of offering costs	2,941,960	$ (109,104)
Proceeds from sale of common stock, net of offering costs			(109,104)	9,125,103
Proceeds from senior convertible notes payable to related parties			1,250,000	425,000
Proceeds from senior convertible notes payable				$ 500,000
Deferred financing costs			$ (139,667)
Principal repayments of senior note payable to stockholder				$ (70,513)
Proceeds from term loans payable	350,000		$ 1,000,000	750,000
Principal repayments of term loans payable	(226,273)	$ (181,731)	(728,847)	$ (271,153)
Principal repayments of capital lease obligations	(12,248)		(7,901)
Proceeds from factoring facility			$ 0	$ 407,888
Principal repayments of factoring facility				(407,888)
Proceeds from exercise of stock options			$ 5,000	70,300
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,043,439	$ (290,835)	1,269,481	10,528,737
INCREASE (DECREASE) IN CASH	1,440,005	(2,460,744)	(6,009,021)	6,393,806
CASH - BEGINNING OF YEAR	471,194	6,570,215	6,570,215	176,409
CASH - END OF YEAR	1,911,199	4,109,471	471,194	6,570,215
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	30,351	29,077	103,068	297,508
Cash paid for income taxes	2,791	$ 3,550	$ 3,550	13,770
Purchase Price Allocation in connection with the Merger:
Cash	136,468
Accounts receivable	81,256
Merchant credit card processor receivable	201,141
Prepaid expense and other current assets	28,021
Inventory	981,558
Property and equipment	206,668
Accounts payable and accrued expenses	(779,782)
Derivative liabilities	(49,638)
Notes payable, net of debt discount of 54,623	(512,377)
Notes payable - related party	(1,000,000)
Net assets acquired	(706,685)
Consideration:
Value of common stock issued	17,028,399
Excess liabilities over assets assumed	706,685
Total consideration	17,735,084
Total excess consideration over net assets acquired	17,735,084
Amount allocated to goodwill	15,654,484
Amount allocated to identifiable intangible assets	$ 2,080,600
Remaining unallocated consideration
Issuance of common stock in connection with conversion of notes payable				$ 1,704,487
Cashless exercise of common stock purchase warrants			$ 143
Recognition of deferred debt discount on convertible notes payable			1,250,000	$ 98,970
Purchase of equipment through capital lease obligation			179,359
Vaporin Inc [Member]
OPERATING ACTIVITIES:
NET (LOSS) INCOME			(6,201,099)	$ (306,655)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization			19,987	$ 6,082
Amortization of deferred debt discount			253,844
Derivative expense			86,484
Stock-based compensation			2,536,909
Change in fair value of derivative expense			(251,625)
Interest expense in connection with the grant of warrants			78,869
Interest expense in connection with conversion of debt			26,400
Changes in operating assets and liabilities:
Due from merchant credit card processors			(160,216)
Trade and related party receivable			(72,027)	$ (16,587)
Inventories			(517,908)	(316,195)
Other assets			(3,877)	(32,522)
Accounts payable and accrued liabilities			$ 746,312	31,312
Accrued Interest – Related party				804
NET CASH USED IN OPERATING ACTIVITIES			$ (3,457,947)	$ (633,761)
INVESTING ACTIVITIES:
Cash received in connection with the Merger			$ (798,000)
(Increase) decrease in intangible assets				$ (17,678)
Purchases of property and equipment			$ (61,007)	(9,075)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES:			$ (859,007)	(26,753)
FINANCING ACTIVITIES
Proceed from issuance of notes payable				75,000
Proceeds received from issuance of note payable - related party			$ 1,000,000	$ 610,735
Proceeds received from issuance of note prior to recapitalization			100,000
Issuance of preferred stock			500,000
Proceeds from sale of common stock, net of offering costs			3,857,470
Principal repayments of senior note payable to stockholder			(100,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES			5,157,470	$ 685,735
INCREASE (DECREASE) IN CASH			840,516	$ 25,221
CASH - BEGINNING OF YEAR	$ 865,737	$ 25,221	25,221
CASH - END OF YEAR			865,737	$ 25,221
Noncash financing activities:
Reclassification of derivative liability to equity			90,064
Note payable converted to common stock			295,000
Note payable - related party exchanged to preferred stock pursuant to the Share Exchange			285,710
Issuance of note payable in connection with the acquisition of business			200,000
Purchase of inventory and other assets upon acquisition of business			345,618
Purchase of property and equipment upon acquisition of business			100,401
Assumption of liabilities upon acquisition of business			$ 37,433
Preferred Series A shares issued for conversion of debt				$ 350,000